Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]:
Credit Facility	$ 767,164	$ 857,055
Costis Maritime Corporation and Christos Maritime Corporation	109,500	118,500
Mas Shipping Co	54,750	62,250
Montes Shipping Co and Kelsen Shipping Co	102,000	114,000
Marathos Shipping Inc	0	5,700
Capetanissa Maritime Corporation	60,000	65,000
Rena Maritime Corporation	57,500	62,500
Bullow Investments Inc	0	3,500
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	10,437
Costamare Inc.	103,986	79,538
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	0
Costamare Inc.	53,480	26,740
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	22,920
Raymond Shipping Co. and Terance Shipping Co.	45,840	15,280
Costamare Inc.	114,350	0
Total term loans	794,725	586,365
Total	1,561,889	1,443,420
Less-current portion	(162,169)	(153,176)
Long-term Portion	$ 1,399,720	$ 1,290,244